Trade receivables (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Allowance for doubtful accounts receivable [Abstract]
Balance at the beginning of the year	₨ 658	₨ 580
Add : Additional provision, net	164	195
Less : Bad debts written off	(396)	(118)
Add/(Less) : Effect of forex Adjustment	6	1
Balance at the end of the year	₨ 432	₨ 658